Share Based Compensation (Details)		1 Months Ended		12 Months Ended
	Oct. 01, 2021 shares	Oct. 31, 2021 $ / shares shares	Oct. 31, 2021 ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 ¥ / shares
Share Based Compensation (Details) [Line Items]
Vested ordinary shares				1,709,310
Number of shares granted				6,816,417
Vested ordinary shares				1,709,310
Exercise price | $ / shares				$ 0.48
Unrecognized compensation expense (in Dollars) | $				$ 2,742,563
Unrecognized compensation expense expected to be recognized over a weighted average period				2 years 1 month 6 days
Share Option Plan 2021 [Member]
Share Based Compensation (Details) [Line Items]
Maximum number of shares authorized to grant	9,486,042
Recognized compensation expense (in Dollars) | $				$ 6,657,140
Employees [Member]
Share Based Compensation (Details) [Line Items]
Vested ordinary shares				1,709,310
Share-Based Payment Arrangement, Management and Employees [Member]
Share Based Compensation (Details) [Line Items]
Number of shares granted		6,816,417	6,816,417	6,816,417
Threshold period for exercise from the date of resignation		30 days	30 days
Share-Based Payment Arrangement, Management and Employees [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Service period		2 years	2 years
Exercise price | (per share)		$ 0	¥ 0.0001
Expiration period		4 years	4 years
Share-Based Payment Arrangement, Management and Employees [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Service period		4 years	4 years
Exercise price | (per share)		$ 1.49	¥ 10
Expiration period		6 years	6 years
Restricted Share Units [Member]
Share Based Compensation (Details) [Line Items]
Vested ordinary shares	1,709,310
Threshold period for exercise from the date of resignation				30 days
Exercise price | (per share)				$ 0	¥ 0.0001
Recognized compensation expense (in Dollars) | $				$ 2,865,048